February 7, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the "Fund")

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%
* Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years
$ 84	$ 262